RISK MANAGEMENT (Details 28) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Financial assets pledged as collateral for liabilities or contingent liabilities	$ 2,827,817	$ 2,741,344
Debt Securities [Member]
Financial assets pledged as collateral for liabilities or contingent liabilities	$ 2,352,276	$ 2,741,345
Description of terms and conditions of financial assets pledged as collateral for liabilities or contingent liabilities	Government bonds (TES) and term deposits	Government Bonds (TES)
Derivatives [member]
Financial assets pledged as collateral for liabilities or contingent liabilities	$ 97	$ 125,902
Description of terms and conditions of financial assets pledged as collateral for liabilities or contingent liabilities	Cash	Cash
Trading equity securities [member]
Financial assets pledged as collateral for liabilities or contingent liabilities	$ 0	$ 0